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December 27, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	EnTrust Multi-Strategy Master Fund

EnTrust Multi-Strategy Fund

(each a “Fund,” and collectively, the “Funds”)

To Whom it May Concern:

I enclose Pre-Effective Amendment No. 1 to the Funds’ registration statements on Form N-2, to be filed via EDGAR on or about the date hereof. Pre-Effective Amendment No. 1 is being made to address comments of the Securities and Exchange Commission given on June 7, 2013.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz

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